Debt - 10% Senior Secured Second Lien Notes - Additional Information (Detail) - USD ($) $ in Millions		5 Months Ended	6 Months Ended
	Dec. 03, 2015	Jun. 30, 2016	Jun. 30, 2016	Feb. 11, 2016
Debt Instrument [Line Items]
Debt Instrument, interest rate		10.00%	10.00%
New 10% Second Lien Notes | Predecessor
Debt Instrument [Line Items]
Debt Instrument, interest rate	10.00%
Senior notes, noncurrent	$ 75.0
10% Second Lien Notes
Debt Instrument [Line Items]
Debt Instrument, interest rate		10.00%	10.00%	10.00%
Debt instrument, maturity date		Dec. 31, 2020
Debt instrument, payment terms			Interest on outstanding 10% Second Lien Notes is payable semi-annually in arrears, commencing on June 30, 2016. Interest is computed on the basis of a 360-day year comprised of twelve 30-day months.
10% Second Lien Notes | Predecessor
Debt Instrument [Line Items]
Debt Instrument, interest rate	10.00%
Backstop agreement premium paid	$ 2.2
Backstop agreement premium paid in cash	1.1
Backstop agreement premium paid in senior secured second lien notes	1.1
Issuance of debt	76.1
Proceeds from issuance of senior notes net of fees paid	$ 73.9